CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 17, 2021
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Ordinary shares authorized	40,000,000,000	40,000,000,000	40,000,000,000
Common stock, shares, issued	3,805,284,801	3,805,284,810
Common stock, shares, outstanding	3,508,413,941	3,646,381,840
Parent Company
Common stock, par or stated value per share	$ 0.001	$ 0.001
Ordinary shares authorized	40,000,000,000	40,000,000,000
Common stock, shares, issued	3,805,284,801	3,805,284,810
Common stock, shares, outstanding	3,508,413,941	3,646,381,840